Nature And Description of The Company - Summary of Represents Material Subsidiaries of The Company (Detail)	12 Months Ended
Dec. 31, 2021
Canada [Member] | Parent [member] | Enerflex Ltd [Member]
Disclosure of subsidiaries [line items]
Name	Enerflex Ltd.
Jurisdiction of Incorporation	Canada
Ownership	Public Shareholders
Operating Segment	Canada
United States [Member] | Subsidiaries [member] | Enerflex Energy Systems Inc [Member]
Disclosure of subsidiaries [line items]
Name	Enerflex Energy Systems Inc.
Jurisdiction of Incorporation	Delaware, USA
Ownership	100.00%
Operating Segment	USA
Oman [Member] | Subsidiaries [member] | Enerflex Middle East LLC [Member]
Disclosure of subsidiaries [line items]
Name	Enerflex Middle East LLC
Jurisdiction of Incorporation	Oman
Ownership	70.00%
Operating Segment	Rest of World
Bahrain [Member] | Subsidiaries [member] | Enerflex Middle East SPC [Member]
Disclosure of subsidiaries [line items]
Name	Enerflex Middle East SPC
Jurisdiction of Incorporation	Bahrain
Ownership	100.00%
Operating Segment	Rest of World